Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Financial Obligations
Schedule of the gross amount of the equipments and related depreciation recorded under capital lease

	RMB	US$
Equipments	95,034	15,099
Less: accumulated depreciation	(3,205)	(509)
Net Value	91,829	14,590

Schedule of future minimum payments required under non-cancellable sale-leaseback

	RMB	US$
Year ending December 31,
2012	21,616	3,434
2013	21,616	3,434
2014	21,616	3,434
2015	21,616	3,434
2016	16,333	2,596
Total minimum lease payments	102,797	16,332
Less: Amount representing interest (at interest rate of 7.245%)	15,357	2,440
Present value of net minimum lease payments	87,440	13,892
Current portion	(15,612)	(2,480)
Non-current portion	71,828	11,412